SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 88.7%
	Automobiles & Components — 0.6%
	Automobiles — 0.6%
	Mercedes-Benz Group AG	48,952	$ 3,380,238
			3,380,238
	Banks — 7.0%
	Banks — 7.0%
	BNP Paribas SA	250,615	17,316,554
	HDFC Bank Ltd. ADR	92,267	6,192,038
	ING Groep NV Series N,	496,879	7,419,412
	Mitsubishi UFJ Financial Group, Inc.	1,164,700	10,007,334
			40,935,338
	Capital Goods — 7.1%
	Electrical Equipment — 4.0%
	ABB Ltd.	233,261	10,344,968
	Schneider Electric SE	64,454	12,934,375
	Industrial Conglomerates — 3.1%
	Hitachi Ltd.	247,400	17,844,383
			41,123,726
	Commercial & Professional Services — 7.5%
	Commercial Services & Supplies — 5.3%
	Daiei Kankyo Co. Ltd.	492,100	8,700,747
	Rentokil Initial plc	1,021,916	5,741,796
	Tetra Tech, Inc.	35,362	5,902,979
	Waste Connections, Inc.	70,034	10,453,975
	Professional Services — 2.2%
	Recruit Holdings Co. Ltd.	169,000	7,147,142
[a]	Visional, Inc.	92,000	5,859,291
			43,805,930
	Consumer Durables & Apparel — 2.4%
	Household Durables — 1.8%
	Sony Group Corp.	107,683	10,241,341
	Textiles, Apparel & Luxury Goods — 0.6%
[a]	Birkenstock Holding plc	14,501	706,633
	LVMH Moet Hennessy Louis Vuitton SE	3,666	2,968,939
			13,916,913
	Consumer Services — 3.3%
	Hotels, Restaurants & Leisure — 3.3%
[a,b]	Meituan Class B	1,094,777	11,482,646
	Yum China Holdings, Inc.	185,035	7,851,035
			19,333,681
	Consumer Staples Distribution & Retail — 5.8%
	Consumer Staples Distribution & Retail — 5.8%
	Alimentation Couche-Tard, Inc.	214,996	12,660,758
	Costco Wholesale Corp.	12,734	8,405,459
	Seven & i Holdings Co. Ltd.	325,700	12,924,053
			33,990,270
	Financial Services — 5.9%
	Capital Markets — 3.9%
	B3 SA - Brasil Bolsa Balcao	2,323,845	6,952,873
	Hong Kong Exchanges & Clearing Ltd.	461,564	15,841,603
	Financial Services — 2.0%
	Edenred SE	195,489	11,683,959
			34,478,435
	Food, Beverage & Tobacco — 4.8%
	Food Products — 4.8%
	Danone SA	157,961	10,232,681

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Nestle SA	151,605	$ 17,576,843
			27,809,524
	Health Care Equipment & Services — 2.1%
	Health Care Equipment & Supplies — 2.1%
	Alcon, Inc.	154,060	12,023,659
			12,023,659
	Household & Personal Products — 6.0%
	Personal Care Products — 6.0%
[a]	BellRing Brands, Inc.	154,240	8,549,523
	Estee Lauder Cos., Inc. Class A	49,934	7,302,847
	L’Oreal SA	35,092	17,458,099
	Shiseido Co. Ltd.	53,600	1,616,363
			34,926,832
	Insurance — 4.1%
	Insurance — 4.1%
	AIA Group Ltd.	1,569,500	13,677,976
	NN Group NV	256,203	10,111,363
			23,789,339
	Materials — 1.4%
	Chemicals — 1.4%
	Linde plc	19,709	8,019,908
			8,019,908
	Media & Entertainment — 4.0%
	Entertainment — 1.7%
	NetEase, Inc. ADR	109,318	10,184,065
	Interactive Media & Services — 2.3%
	Tencent Holdings Ltd.	354,400	13,325,458
			23,509,523
	Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
	Life Sciences Tools & Services — 0.6%
	Lonza Group AG	7,934	3,336,610
	Pharmaceuticals — 8.3%
	Novartis AG	100,227	10,113,864
	Novo Nordisk AS Class B	144,027	14,889,637
	Pfizer, Inc.	252,056	7,256,692
	Roche Holding AG	55,042	16,001,152
			51,597,955
	Semiconductors & Semiconductor Equipment — 2.6%
	Semiconductors & Semiconductor Equipment — 2.6%
[a]	ARM Holdings plc ADR	118,463	8,901,902
	Disco Corp.	23,900	5,929,234
			14,831,136
	Software & Services — 5.8%
	Software — 5.8%
	Constellation Software, Inc.	6,403	15,875,313
	SAP SE	116,194	17,891,432
			33,766,745
	Technology Hardware & Equipment — 1.2%
	Electronic Equipment, Instruments & Components — 1.2%
	Hexagon AB Class B	132,306	1,586,589
	Keyence Corp.	12,900	5,683,319
			7,269,908
	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 1.9%
	Orange SA	893,777	10,166,805
[a]	Zegona Communications plc	407,047	959,859

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Wireless Telecommunication Services — 1.5%
	Vodafone Group plc Sponsored ADR	971,883	$ 8,455,382
			19,582,046
	Transportation — 3.0%
	Ground Transportation — 3.0%
	Canadian Pacific Kansas City Ltd.	221,649	17,523,570
			17,523,570
	Utilities — 1.8%
	Electric Utilities — 1.8%
	Enel SpA	941,016	6,991,358
	Iberdrola SA	254,728	3,337,927
			10,329,285
	Total Common Stock (Cost $476,648,880)		515,943,961
	Exchange-Traded Funds — 0.5%
	KraneShares Global Carbon Strategy ETF	73,697	2,689,204
	Total Exchange-Traded Funds (Cost $2,682,570)		2,689,204
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[a,c]	Constellation Software, Inc., 3/31/2040	6,276	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 10.8%
[d]	Thornburg Capital Management Fund	6,268,425	62,684,249
	Total Short-Term Investments (Cost $62,684,249)		62,684,249
	Total Investments — 100.0% (Cost $542,015,699)		$581,317,415
	Other Assets Less Liabilities — 0.0%		250,145
	Net Assets — 100.0%		$581,567,560

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $11,482,646, representing 1.97% of the Fund’s net assets.
c	Security currently fair valued by the Valuation and Pricing Committee.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2023 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$60,081,518	$59,553,993	$(56,951,262)	$-	$-	$62,684,249	$789,539